TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 026
EBP, Tax Status [Line Items]
TAX STATUS	TAX STATUS
The Internal Revenue Service ("IRS") issued a favorable determination letter for the Plan on March 18, 2024, indicating that the Plan is designed in accordance with applicable sections of the Internal Revenue Code ("IRC"). The Plan has been amended since the date of the determination letter filing, and those amendments are not covered by the March 18, 2024 determination letter. However, the Plan administrator and the Plan's tax counsel believe that the Plan is currently designed and being operated in compliance with the applicable requirements of the IRC.

U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a liability if the organization has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS or Department of Labor. The Plan administrator has analyzed the tax positions taken by the Plan, and has concluded as of December 31, 2025 and 2024, there were no uncertain positions taken or expected to be taken that would require recognition of a liability or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.